Investments in Joint Ventures and Associates - Schedule of Financial Information of Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Summarized statement of financial position
Assets	€ 468,252	€ 443,814		€ 439,769
Total liabilities	441,881	419,153		415,336
Summarized statement of comprehensive income
Revenue	25,209	25,657		28,197
Profit or loss	2,400	(364)		1,453
Income tax (expense) or income	371	(229)		217
Post-tax profit or (loss)	2,029	(135)	[1]	1,236
Other comprehensive income	200	457	[1]	2,237
Total comprehensive income	2,229	321	[1]	3,473
Carrying amount	1,289	1,264		€ 363
Other Associates [member]
Summarized statement of comprehensive income
Post-tax profit or (loss)	(14)	23
Other comprehensive income	(6)	7
Total comprehensive income	(20)	31
Carrying amount	269	345
Aegon [member]
Summarized statement of comprehensive income
Post-tax profit or (loss)	126	80
Other comprehensive income	0	0
Total comprehensive income	126	80
Carrying amount	1,020	919
Aegon [member] | Other Associates [member]
Summarized statement of financial position
Current assets	132	167
Non-current assets	426	787
Assets	558	955
Current liabilities	61	155
Non-current liabilities	82	255
Total liabilities	144	410
Net assets	414	545
Summarized statement of comprehensive income
Revenue	595	965
Interest expense	0	(35)
Profit or loss	(76)	39
Income tax (expense) or income	0	(30)
Dividends received	35	45
Post-tax profit or (loss)	(76)	8
Other comprehensive income	(13)	109
Total comprehensive income	(89)	117
Aegon [member] | Amvest [member]
Summarized statement of financial position
Current assets	49	34
Non-current assets	4,380	3,876
Assets	4,429	3,910
Current liabilities	50	55
Non-current liabilities	921	671
Total liabilities	971	726
Net assets	3,458	3,184
Summarized statement of comprehensive income
Revenue	109	104
Interest expense	0
Profit or loss	433	281
Income tax (expense) or income	0
Dividends received	27	32
Post-tax profit or (loss)	433	281
Total comprehensive income	€ 433	€ 281

[1]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.